As filed with the Securities and Exchange Commission on July 13, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

UCM FUNDS

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

Semi-Annual Report
May 31, 2012
(Unaudited)

Adviser:
UCM Partners, L.P.
52 Vanderbilt Avenue, Suite 401
New York, NY 10017

UCM SHORT DURATION FUND PERFORMANCE CHART AND ANALYSIS MAY 31, 2012

The following charts reflect the change in the value of a hypothetical $10,000 and $1,000,000 investment in Investor Shares and Institutional Shares, respectively, including reinvested dividends and distributions, in the UCM Short Duration Fund (the “Fund”) compared with the performance of the benchmark, Barclays Capital 1-3 Year Government Index (the "Index"), since inception. The Index includes Treasury and Agency securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years. The Index contains only dollar denominated, investment grade issues with at least $250 million par outstanding.  The total return of the Index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 8.07% and 4.27%, respectively. However, the Fund's adviser has agreed to contractually reduce a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 0.85% and 0.60% for Investor Shares and Institutional Shares, respectively, through at least March 31, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 828-8210.

Comparison of Change in Value of $10,000 Investment
UCM Short Duration Fund Investor Shares
vs.
Barclays Capital 1-3 Year Government Index

Average Annual Total Return as of 05/31/12	One Year	Since Inception (12/23/10)
Investor Shares	3.69%	4.43%
Barclays Capital 1-3 Year Government Index	0.92%	1.37%

$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$10,643
$10,197
12/23/10
1/31/11
3/31/11
5/31/11
7/31/11
9/30/11
11/30/11
1/31/12
3/31/12
5/31/12
Investor Shares
Barclays Capital 1-3 Year Government Index

Comparison of Change in Value of $1,000,000 Investment
UCM Short Duration Fund Institutional Shares
vs.
Barclays Capital 1-3 Year Government Index

Average Annual Total Return as of 05/31/12	One Year	Since Inception (12/23/10)
Institutional Shares	3.95%	4.75%
Barclays Capital 1-3 Year Government Index	0.92%	1.37%

$1,080,000
$1,070,000
$1,060,000
$1,050,000
$1,040,000
$1,030,000
$1,020,000
$1,010,000
$1,000,000
$1,068,886
$1,019,718
12/23/10
1/31/2011
3/31/2011
5/31/2011
7/31/2011
9/30/2011
11/30/2011
1/31/2012
3/31/2012
5/31/2012
Institutional Shares
Barclays Capital 1-3 Year Government Index

1

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2012

Principal	Security Description	Rate	Maturity	Value

Asset Backed Obligations - 35.6%
$23,979	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$22,579
286,780	Access Group, Inc., Series 2001 2A1 (b)	0.83	05/25/29	252,132
104,000	AH Mortgage Advance Trust, Series SART-3 1A1 (c)	2.98	03/13/43	104,289
24,067	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.61	11/25/34	22,639
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.82	07/25/32	10,237
160,661	Amortizing Residential Collateral Trust, Series 2002-BC8 A3 (b)	1.24	11/25/32	139,662
145,000	Banc of America Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	152,019
22,000	Banc of America Commercial Mortgage, Inc., Series 2007-3 A3 (b)	5.60	06/10/49	22,554
9,144	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.90	10/25/32	7,907
46,401	Centex Home Equity, Series 2003-A AF4 (a)	4.25	12/25/31	46,757
32,962	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 ASB	5.28	12/11/49	34,562
247,776	Commercial Mortgage Asset Trust, Series 1999-C1 A4 (b)	6.98	01/17/32	256,007
48,323	Credit Suisse Mortgage Capital Certificates, Series 2006-C2 A2 (b)	5.66	03/15/39	49,335
189,389	Credit Suisse Mortgage Capital Certificates, Series 2006-C4 AAB	5.44	09/15/39	191,954
36,043	Credit Suisse Mortgage Capital Certificates, Series 2007-C4 A2 (b)	5.77%	09/15/39	35,985
501,601	Delta Funding Home Equity Loan Trust, Series 1999-2 A1A (b)	0.88	08/15/30	338,043
300,000	EFS Volunteer No. 2, LLC, Series 2012-1 A1 (b)(c)	1.12	07/26/27	299,996
130,280	Fairbanks Capital Mortgage Loan Trust, Series 1999-1 A (b)(c)	1.44	05/25/28	113,796
114,312	HSBC Home Equity Loan Trust, Series 2006-2 A1 (b)	0.39	03/20/36	107,833
6,848	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	7,030
79,805	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A2	5.13	05/15/47	82,172
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A3SF (b)	0.39	05/15/47	139,182
4,165	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A3	4.83	11/15/27	4,215
30,000	Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 2006-3 A3 (b)	5.39	07/12/46	30,936
227,018	Morgan Stanley Reremic Trust, Series 2011-KEYA 1A (c)	4.25	12/19/40	226,437
434,000	Northstar Education Finance, Inc., Series 2006-A A3 (b)	0.68	05/28/26	411,883
7,769	Novastar Home Equity Loan, Series 2004-4 M2 (b)	1.24	03/25/35	7,743
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.78	03/25/35	19,047

See Notes to Financial Statements.	2

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2012

Principal	Security Description	Rate	Maturity	Value

$300,000	SLM Student Loan Trust, Series 2003-11 A6 (b)(c)	0.76%	12/15/25	$285,988
125,000	SLM Student Loan Trust, Series 2012-C A1 (b)(c)	1.34	08/15/23	125,000
333,986	Structured Asset Investment Loan Trust, Series 2003-BC2 A3 (b)	0.94	04/25/33	279,695
26,027	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.82	01/25/33	22,324
25,295	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16 A2	4.38	10/15/41	25,279
10,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.20	10/15/44	11,046
56,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 A3 (b)	5.70	05/15/43	56,116
40,120	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.41	02/27/34	39,706
113,050	Wells Fargo Home Equity Trust, Series 2005-1 AII1 (b)	0.47	04/25/35	109,454

Total Asset Backed Obligations (Cost $3,962,242)	4,091,539

Corporate Non-Convertible Bonds - 0.0%
4,000	Norfolk Southern Corp.	5.26	09/17/14	4,392

Total Corporate Non-Convertible Bonds (Cost $4,248)	4,392

Municipal Bonds - 3.1%
Florida - 0.1%
10,000	Lee Memorial Health System	7.28	04/01/27	12,314

Louisiana - 1.4%
150,000	Louisiana Housing Finance Agency	4.75	10/01/29	162,279

Oklahoma - 0.5%
55,000	Oklahoma County Home Finance Authority	3.75	10/01/12	55,499

South Carolina - 0.2%
15,000	South Carolina State Housing Finance & Development Authority	5.50	07/01/26	15,034

Wisconsin - 0.9%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	104,750

Total Municipal Bonds (Cost $342,945)	349,876

U.S. Government & Agency Obligations - 39.1%
Agency - 0.1%
10,000	FHLMC	5.13	07/15/12	10,062

Discount Notes - 3.4%
398,000	FAMC (d)	0.12	06/01/12	398,000

Interest Only Bonds - 0.1%
14,617	United States Small Business Administration, Series 2002-P10B 1	5.20	08/10/12	14,745

Mortgage Securities - 17.6%
42,998	FHLMC, Series 129, Class H (e)	8.85	03/15/21	44,610
68,636	FHLMC, Series 3823, Class GA	3.50	01/15/26	72,393
103,876	FHLMC, Series 3834, Class GA	3.50	03/15/26	109,605
153,162	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	157,548
244,102	FNMA, Series 2010-137, Class MC	3.00	10/25/38	251,962
318,700	FNMA, Series 2010-34, Class JD	3.00	09/25/37	324,750
158,394	FNMA, Series 2012-8, Class LP	2.50	08/25/21	164,143
97,500	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	103,020
5,768	GNMA, Series 2004-12, Class BA	4.81	08/16/32	5,897
3,071	GNMA, Series 2006-32, Class A	5.08	01/16/30	3,081
95,167	GNMA, Series 2008-55, Class WT (b)	5.54	06/20/37	104,250
129,068	GNMA, Series 2009-71, Class A	3.30	04/16/38	133,685
75,597	GNMA, Series 2010-14, Class QP	6.00	12/20/39	82,699
437,435	GNMA, Series 2010-144, Class DK	3.50	09/16/39	464,651
				2,022,294
See Notes to Financial Statements.	3

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2012

Principal	Security Description	Rate	Maturity	Value

U.S. Treasury Securities - 17.9%
$350,000	U.S. Treasury Note	1.75%	08/15/12	$351,231
550,000	U.S. Treasury Note	0.38	10/31/12	550,645
250,000	U.S. Treasury Note	1.38	11/15/12	251,426
200,000	U.S. Treasury Note	0.63	01/31/13	200,625
235,000	U.S. Treasury Note	1.75	04/15/13	238,194
450,000	U.S. Treasury Note	2.00	11/30/13	461,742
				2,053,863

Total U.S. Government & Agency Obligations (Cost $4,432,733)	4,498,964

Total Investments - 77.8% (Cost $8,742,168)*	$8,944,771

Other Assets & Liabilities, Net – 22.2%	2,554,005
Net Assets – 100.0%	$11,498,776

FAMC	Federal Agricultural Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of May 31, 2012.
(b)	Variable rate security. Rate presented is as of May 31, 2012.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,155,506 or 10.0% of net assets.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $44,610 or 0.4% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$224,520
Gross Unrealized Depreciation	(21,917)
Net Unrealized Appreciation	$202,603

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Asset Backed Obligations	$-	$4,091,539	$-	$4,091,539
Corporate Non-Convertible Bonds	-	4,392	-	4,392
Municipal Bonds	-	349,876	-	349,876
U.S. Government & Agency Obligations	-	4,454,354	44,610	4,498,964
Total Investments At Value	$-	$8,900,161	$44,610	$8,944,771

There were no significant transfers between Level 1 and Level 2 for the period ended May 31, 2012.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

U.S. Government & Agency Obligations

Balance as of 11/30/11	$47,301
Accrued Accretion / (Amortization)	(51)
Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	51
Purchases	-
Sales	-
Paydowns / Calls	(2,691)
Transfers In / (Out)	-
Balance as of 05/31/12	$44,610
Net change in unrealized appreciation from investments held as of 05/31/12 **	$51

** The change in unrealized appreciation is included in net change in unrealized appreciation of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers in or out of the level 3 category.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Asset Backed Obligations	45.7%
Corporate Non-Convertible Bonds	0.1%
Municipal Bonds	3.9%
U.S. Government & Agency Obligations	50.3%
100.0%

See Notes to Financial Statements.	4

UCM SHORT DURATION FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2012

ASSETS
Total investments, at value (Cost $8,742,168)	$8,944,771
Cash	2,532,988
Receivables:
Interest	18,460
From investment adviser	35,370
Prepaid expenses	3,175
Total Assets	11,534,764

LIABILITIES
Payables:
Fund shares redeemed	89
Accrued Liabilities:
Fund services fees	13,756
Compliance services fees	2,977
Other expenses	19,166
Total Liabilities	35,988

NET ASSETS	$11,498,776

COMPONENTS OF NET ASSETS
Paid-in capital	$11,279,735
Undistributed net investment income	8
Accumulated net realized gain	16,430
Net unrealized appreciation	202,603
NET ASSETS	$11,498,776

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	52,397
Institutional Shares	1,062,105

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $540,325)	$10.31
Institutional Shares (based on net assets of $10,958,451)	$10.32

See Notes to Financial Statements.	5

UCM SHORT DURATION FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MAY 31, 2012

INVESTMENT INCOME
Interest income	$89,607
Total Investment Income	89,607

EXPENSES
Investment adviser fees	14,028
Fund services fees	85,204
Transfer agent fees:
Investor Shares	389
Institutional Shares	512
Distribution fees:
Investor Shares	388
Custodian fees	2,678
Registration fees:
Investor Shares	642
Institutional Shares	574
Professional fees	26,078
Trustees' fees and expenses	150
Compliance services fees	13,396
Miscellaneous expenses	11,807
Total Expenses	155,846
Fees waived and expenses reimbursed	(131,411)
Net Expenses	24,435

NET INVESTMENT INCOME	65,172

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	16,433
Net change in unrealized appreciation (depreciation) on investments	116,078
NET REALIZED AND UNREALIZED GAIN	132,511
INCREASE IN NET ASSETS FROM OPERATIONS	$197,683

See Notes to Financial Statements.	6

UCM SHORT DURATION FUND STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2012	December 23, 2010* through November 30, 2011
OPERATIONS
Net investment income	$65,172	$115,248
Net realized gain	16,433	67,218
Net change in unrealized appreciation (depreciation)	116,078	86,525
Increase in Net Assets Resulting from Operations	197,683	268,991

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(2,166)	(1,310)
Institutional Shares	(63,219)	(113,880)
Net realized gain:
Investor Shares	(2,291)	-
Institutional Shares	(71,757)	-
Total Distributions to Shareholders	(139,433)	(115,190)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	785,214	285,111
Institutional Shares	4,585,867	8,811,685
Reinvestment of distributions:
Investor Shares	4,457	1,310
Institutional Shares	134,976	113,880
Redemption of shares:
Investor Shares	(459,297)	(80,468)
Institutional Shares	(295,000)	(2,601,010)
Increase in Net Assets from Capital Share Transactions	4,756,217	6,530,508
Increase in Net Assets	4,814,467	6,684,309

NET ASSETS
Beginning of Period	6,684,309	-
End of Period (Including line (a))	$11,498,776	$6,684,309

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	76,845	27,918
Institutional Shares	446,369	874,302
Reinvestment of distributions:
Investor Shares	437	128
Institutional Shares	13,232	11,158
Redemption of shares:
Investor Shares	(45,041)	(7,890)
Institutional Shares	(28,823)	(254,133)
Increase in Shares	463,019	651,483

(a) Undistributed net investment income.	$8	$221
* Commencement of operations.

See Notes to Financial Statements.	7

UCM SHORT DURATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended May 31, 2012		December 23, 2010 (a) through November 30, 2011
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.25		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.14
Net realized and unrealized gain (loss)	0.17		0.25
Total from Investment Operations	0.24		0.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)		(0.14)
Net realized gain	(0.11)		—
Total Distributions to Shareholders	(0.18)		(0.14)
NET ASSET VALUE, End of Period	$10.31		$10.25
TOTAL RETURN	2.44	% (c)	3.89	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$540		$207
Ratios to Average Net Assets:
Net investment income	1.40	%(d)	1.66	%(d)
Net expense	0.85	%(d)	0.85	%(d)
Gross expense (e)	4.93	%(d)	8.07	%(d)
PORTFOLIO TURNOVER RATE	36	%(c)	87	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers or reimbursements.

See Notes to Financial Statements.	8

UCM SHORT DURATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended May 31, 2012		December 23, 2010 (a) through November 30, 2011
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.26		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.08		0.16
Net realized and unrealized gain (loss)	0.18		0.26
Total from Investment Operations	0.26		0.42
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.09)		(0.16)
Net realized gain	(0.11)		—
Total Distributions to Shareholders	(0.20)		(0.16)
NET ASSET VALUE, End of Period	$10.32		$10.26
TOTAL RETURN	2.56	%(c)	4.22	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$10,958		$6,478
Ratios to Average Net Assets:
Net investment income	1.64	%(d)	1.70	%(d)
Net expense	0.60	%(d)	0.60	%(d)
Gross expense (e)	3.84	%(d)	4.27	%(d)
PORTFOLIO TURNOVER RATE	36	%(c)	87	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers or reimbursements.

See Notes to Financial Statements.	9

UCM SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2012

Note 1. Organization

The UCM Short Duration Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund and each class commenced operations on December 23, 2010. The Fund’s investment objective is to provide a high level of current income that is consistent with preservation of capital.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2012, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is

10

UCM SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2012

included in the Schedule of Investments, if applicable.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – UCM Partners, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.35% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

11

UCM SHORT DURATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2012

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through March 31, 2013, to limit annual operating expenses to 0.85% and 0.60% of Investor and Institutional Shares, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the period ended May 31, 2012, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$14,028	$93,270	$24,113	$131,411

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2012, were as follows:

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$3,349,611	$1,894,387	$423,518	$398,791

Note 6. Federal Income Tax and Investment Transactions

As of November 30, 2011, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$74,266
Unrealized Appreciation	$86,525
Total	$160,791

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to non-deductible offering costs and paydown transactions.

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

12

UCM SHORT DURATION FUND ADDITIONAL INFORMATION MAY 31, 2012

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 828-8210 and on the Security and Exchange Commision’s (the “SEC”) website at www.sec.gov.  The Fund’s proxy voting record for the period of December 23, 2010 (the Fund’s commencement of operations) through June 30, 2011, is available, without charge and upon request, by calling (877) 828-8210 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011, through May 31, 2012.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 1, 2011	May 31, 2012	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,024.37	$4.30	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.75	$4.29	0.85%
Institutional Shares
Actual	$1,000.00	$1,025.63	$3.04	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,022.00	$3.03	0.60%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

13

UCM SHORT DURATION FUND
Investor Shares (UCMRX)
Institutional Shares (UCMIX)

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 828-8210

ADVISER
UCM Partners, L.P.
52 Vanderbilt Ave., Suite 401
New York, NY  10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME  04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

242-SAR-0512

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
                Stacey E. Hong, Principal Executive Officer

Date           7/13/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By            /s/ Stacey E. Hong
                Stacey E. Hong, Principal Executive Officer

Date           7/13/12

By          /s/ Karen Shaw
               Karen Shaw, Principal Financial Officer

Date         7/13/12